Related Parties (Details) - NZD ($)	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Cullen Investments Limited [Member]
Trade and other payables [abstract]
Opening balance	$ 9,613,014	$ 13,051,321	$ 4,010,083	$ 3,381,579
Closing balance	13,051,321	11,535,677	9,613,014	4,010,083
Trade and other receivables [abstract]
Interest not charged	0	0	0	0
Interest paid/payable	0	0	0	0
Impairment	0	0	0	0
Whitespace Atelier Limited [Member]
Trade and other payables [abstract]
Opening balance	0	0
Closing balance	0	272,665	0
Trade and other receivables [abstract]
Interest not charged	0	0
Interest paid/payable	0	0
Impairment	0	0
Naked Inc. [Member]
Trade and other payables [abstract]
Opening balance	0	0
Closing balance	0	(1,368,577)	0
Trade and other receivables [abstract]
Interest not charged	0	0
Interest paid/payable	0	0
Impairment	0	0
PS Holdings No. 2 Pty Limited [Member]
Trade and other payables [abstract]
Opening balance			$ 0	(21,078)
Closing balance				0
Trade and other receivables [abstract]
Interest not charged				0
Interest paid/payable				0
Impairment				$ 0
FOH Online Inc. [Member]
Trade and other payables [abstract]
Opening balance		0
Closing balance	$ 0	$ 3,518,009